S000064209 [Member] Expense Example - WESTERN ASSET SHORT DURATION INCOME ETF - WESTERN ASSET SHORT DURATION INCOME ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	$ 369